Reporting Segments - Schedule of Assets and Liabilities (Detail) - CLP ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Cash and deposits in banks	$ 1,009,681		$ 987,680
Cash items in process of collection	231,305		318,658
Financial instruments at fair value through profit or loss	183,702		96,943
Financial instruments at fair value through other comprehensive income	3,598,890		2,657,154
Loans and accounts receivable at amortized cost and interbank loans	22,311,093		21,055,614
Investment in companies	9,605
Financial instruments at amortized cost	115,658		198,923
Investments under resale agreements	75,975		109,467
Financial derivative contracts	3,154,957		1,368,957
Intangible assets	1,574,433		1,570,964
Property, plant and equipment	95,080		95,564	$ 130,579
Right of use asset under lease agreements	167,441		176,795
Current taxes	85,516		123,129
Deferred taxes	208,657		178,686
Other assets	770,861		501,797
Other non-current assets held for sale	17,202		59,802
TOTAL ASSETS	33,610,056		29,323,338
LIABILITIES
Deposits and other demand liabilities	4,873,448		4,300,475
Cash in process of being cleared	164,573		247,165
Obligations under repurchase agreements	559,457		1,015,614
Time deposits and other time liabilities	11,620,187		10,121,111
Financial derivative contracts	2,938,034		1,112,806
Interbank borrowings	2,646,756		2,327,723
Debt instruments issued	6,408,356		6,010,124
Other financial liabilities	12,966		12,400
Lease contracts liabilities	172,924	$ 176,795
Current taxes	13		1,191
Deferred taxes	263		471
Provisions	177,827		214,903
Other liabilities	708,914		521,795
Liabilities directly associated with non-current assets held for sale	0		0
TOTAL LIABILITIES	30,283,718		25,885,778
Goodwill generated in business combination	1,151,019		1,135,392
Chile [member]
Disclosure of geographical areas [line items]
Cash and deposits in banks	610,901		483,416
Cash items in process of collection	230,595		318,433
Financial instruments at fair value through profit or loss	112,224		54,162
Financial instruments at fair value through other comprehensive income	2,751,959		1,594,955
Loans and accounts receivable at amortized cost and interbank loans	17,651,839		16,616,358
Investment in companies	5,833
Financial instruments at amortized cost	30,123		122,385
Investments under resale agreements	46,686		91,510
Financial derivative contracts	3,061,530		1,266,218
Intangible assets	1,408,003		1,432,529
Property, plant and equipment	73,169		78,430
Right of use asset under lease agreements	128,868
Current taxes	30,773		70,255
Deferred taxes	200,747		151,194
Other assets	699,679		378,691
Other non-current assets held for sale	10,291		59,802
TOTAL ASSETS	27,053,220		22,718,338
LIABILITIES
Deposits and other demand liabilities	2,765,496		2,463,722
Cash in process of being cleared	164,573		247,165
Obligations under repurchase agreements	499,136		370,623
Time deposits and other time liabilities	9,700,785		8,104,729
Financial derivative contracts	2,839,914		1,035,394
Interbank borrowings	1,883,900		1,602,125
Debt instruments issued	5,687,763		5,445,000
Other financial liabilities	12,966		12,400
Lease contracts liabilities	137,334
Current taxes	13		528
Provisions	88,579		140,663
Other liabilities	653,786		471,672
Liabilities directly associated with non-current assets held for sale	0		0
TOTAL LIABILITIES	24,434,245		19,894,021
Colombia [member]
Disclosure of geographical areas [line items]
Cash and deposits in banks	398,780		504,264
Cash items in process of collection	710		225
Financial instruments at fair value through profit or loss	71,478		42,781
Financial instruments at fair value through other comprehensive income	846,931		1,062,199
Loans and accounts receivable at amortized cost and interbank loans	4,659,254		4,439,256
Investment in companies	3,772
Financial instruments at amortized cost	85,535		76,538
Investments under resale agreements	29,289		17,957
Financial derivative contracts	93,427		102,739
Intangible assets	166,430		138,435
Property, plant and equipment	21,911		17,134
Right of use asset under lease agreements	38,573
Current taxes	54,743		52,874
Deferred taxes	7,910		27,492
Other assets	71,182		123,106
Other non-current assets held for sale	6,911
TOTAL ASSETS	6,556,836		6,605,000
LIABILITIES
Deposits and other demand liabilities	2,107,952		1,836,753
Obligations under repurchase agreements	60,321		644,991
Time deposits and other time liabilities	1,919,402		2,016,382
Financial derivative contracts	98,120		77,412
Interbank borrowings	762,856		725,598
Debt instruments issued	720,593		565,124
Lease contracts liabilities	35,590
Current taxes			663
Deferred taxes	263		471
Provisions	89,248		74,240
Other liabilities	55,128		50,123
Liabilities directly associated with non-current assets held for sale	0		0
TOTAL LIABILITIES	$ 5,849,473		$ 5,991,757